Finance debt - Schedule of Bonds Issued (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 23,274	$ 21,336
Note issued USD 550 million, 4.25% interest, maturing June 2028
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 550
Interest rate in %	4.25%
Note issued USD 400 million, 4.5% interest, maturing September 2023
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 400
Interest rate in %	4.50%
Note issued USD 800 million, 5.125% interest, maturing June 2035
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 800
Interest rate in %	5.125%
Note issued USD 250 million, 4.25% interest, maturing June 2028
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 250
Interest rate in %	4.25%
Note issued USD 250 million, 4.5% interest, maturing September 2030
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 250
Interest rate in %	4.50%
Note issued USD 1,000 million, 4.75% interest, maturing November 2035
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 1,000
Interest rate in %	4.75%